Employee Benefit Plans (Schedule Of Benefit Payments Expected To Be Paid) (Details) $ in Millions	Sep. 30, 2018 USD ($)
Employee Benefit Plans [Abstract]
2019	$ 8.0
2020	8.2
2021	8.7
2022	8.6
2023	9.0
2024-2027	$ 52.1